Loans And Allowance For Credit Losses (Troubled Debt Restructurings By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	50,435
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 532,584
Troubled debt restructurings, Post-modification outstanding recorded investment	529,528
Troubled debt restructurings that subsequently defaulted, Number of contracts	8,368
Troubled debt restructurings that subsequently defaulted, Recorded Investment	32,131
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	3,040
Troubled debt restructurings, Pre-modification outstanding recorded investment	403,457
Troubled debt restructurings, Post-modification outstanding recorded investment	403,457
Troubled debt restructurings that subsequently defaulted, Number of contracts	358
Troubled debt restructurings that subsequently defaulted, Recorded Investment	24,319
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	823
Troubled debt restructurings, Pre-modification outstanding recorded investment	230,202
Troubled debt restructurings, Post-modification outstanding recorded investment	230,202
Troubled debt restructurings that subsequently defaulted, Number of contracts	95
Troubled debt restructurings that subsequently defaulted, Recorded Investment	10,881
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	116
Troubled debt restructurings, Pre-modification outstanding recorded investment	8,382
Troubled debt restructurings, Post-modification outstanding recorded investment	8,382
Troubled debt restructurings that subsequently defaulted, Number of contracts	18
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,296
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	216
Troubled debt restructurings, Pre-modification outstanding recorded investment	25,021
Troubled debt restructurings, Post-modification outstanding recorded investment	25,021
Troubled debt restructurings that subsequently defaulted, Number of contracts	5
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,439
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	286
Troubled debt restructurings, Pre-modification outstanding recorded investment	25,605
Troubled debt restructurings, Post-modification outstanding recorded investment	25,605
Troubled debt restructurings that subsequently defaulted, Number of contracts	30
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,952
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,235
Troubled debt restructurings, Pre-modification outstanding recorded investment	91,209
Troubled debt restructurings, Post-modification outstanding recorded investment	91,209
Troubled debt restructurings that subsequently defaulted, Number of contracts	171
Troubled debt restructurings that subsequently defaulted, Recorded Investment	6,939
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	5
Troubled debt restructurings, Pre-modification outstanding recorded investment	889
Troubled debt restructurings, Post-modification outstanding recorded investment	889
Troubled debt restructurings that subsequently defaulted, Number of contracts	1
Troubled debt restructurings that subsequently defaulted, Recorded Investment	330
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	116
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,287
Troubled debt restructurings, Post-modification outstanding recorded investment	11,287
Troubled debt restructurings that subsequently defaulted, Number of contracts	17
Troubled debt restructurings that subsequently defaulted, Recorded Investment	528
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	58
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,308
Troubled debt restructurings, Post-modification outstanding recorded investment	4,308
Troubled debt restructurings that subsequently defaulted, Number of contracts	15
Troubled debt restructurings that subsequently defaulted, Recorded Investment	791
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	185
Troubled debt restructurings, Pre-modification outstanding recorded investment	6,554
Troubled debt restructurings, Post-modification outstanding recorded investment	6,554
Troubled debt restructurings that subsequently defaulted, Number of contracts	6
Troubled debt restructurings that subsequently defaulted, Recorded Investment	163
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	24
Troubled debt restructurings, Pre-modification outstanding recorded investment	18,741
Troubled debt restructurings, Post-modification outstanding recorded investment	18,274
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	2
Troubled debt restructurings, Pre-modification outstanding recorded investment	1,166
Troubled debt restructurings, Post-modification outstanding recorded investment	1,166
Troubled debt restructurings that subsequently defaulted, Number of contracts	1
Troubled debt restructurings that subsequently defaulted, Recorded Investment	509
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	2,463
Troubled debt restructurings, Pre-modification outstanding recorded investment	53,038
Troubled debt restructurings, Post-modification outstanding recorded investment	53,038
Troubled debt restructurings that subsequently defaulted, Number of contracts	23
Troubled debt restructurings that subsequently defaulted, Recorded Investment	641
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	43,268
Troubled debt restructurings, Pre-modification outstanding recorded investment	26,409
Troubled debt restructurings, Post-modification outstanding recorded investment	26,055
Troubled debt restructurings that subsequently defaulted, Number of contracts	7,881
Troubled debt restructurings that subsequently defaulted, Recorded Investment	4,507
UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,638
Troubled debt restructurings, Pre-modification outstanding recorded investment	29,773
Troubled debt restructurings, Post-modification outstanding recorded investment	27,538
Troubled debt restructurings that subsequently defaulted, Number of contracts	105
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 2,155